Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table. As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our Named Executive Officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for 2025, 2024 and 2023 calendar years.

Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid for CEO(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid for Other NEOs(2)	Value of $100 Initial Fixed Investment Based on Total Shareholder Return (“TSR”)	Net Income (In Millions)
2025	$937,647	$991,316	$561,030	$582,052	$123	$14.84
2024	572,273	571,181	390,553	390,321	95	9.78
2023	642,868	656,963	385,605	388,081	98	10.06

(1)

The CEO for 2025, 2024 and 2023 is Laura F. Clark. Other named executive officers for 2025 include Miranda J. Spaulding, Senior Vice President/Chief Financial Officer and P. Darryl Rensmon, Executive Vice President/Chief Operating Officer. Other named executive officers for 2024 include Miranda J. Spaulding, Senior Vice President/Chief Financial Officer and Mark O’Neill, Senior Vice President/Chief Credit Officer. Other named executive officers for 2023 include Miranda J. Spaulding, Senior Vice President/Chief Financial Officer and Dale F. Field, Senior Vice President/Chief Credit Officer.

(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). Named Executive Officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are not paid on unvested stock awards. The following table details these adjustments:

PEO Total Compensation Amount		$ 937,647	$ 572,273	$ 642,868
PEO Actually Paid Compensation Amount		$ 991,316	571,181	656,963
Adjustment To PEO Compensation, Footnote
Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Add (Subtract) Change in Value of Prior Equity Awards ($)	Add (Subtract) Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2025	CEO	$937,647	$(142,482)	$172,255	$19,802	$4,094	$–	$991,316
	Other NEOs	561,030	(58,991)	71,422	7,118	1,473	–	582,052

2024	CEO	572,273	–	–	(3,986)	2,894	–	571,181
	Other NEOs	390,553	–	–	(1,333)	1,101	–	390,321

2023	CEO	642,868	(75,870)	101,956	(2,419)	(9,572)	–	656,963
	Other NEOs	385,605	(24,053)	32,323	(1,051)	(4,743)	–	388,081

Non-PEO NEO Average Total Compensation Amount		$ 561,030	390,553	385,605
Non-PEO NEO Average Compensation Actually Paid Amount		$ 582,052	390,321	388,081
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Add (Subtract) Change in Value of Prior Equity Awards ($)	Add (Subtract) Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2025	CEO	$937,647	$(142,482)	$172,255	$19,802	$4,094	$–	$991,316
	Other NEOs	561,030	(58,991)	71,422	7,118	1,473	–	582,052

2024	CEO	572,273	–	–	(3,986)	2,894	–	571,181
	Other NEOs	390,553	–	–	(1,333)	1,101	–	390,321

2023	CEO	642,868	(75,870)	101,956	(2,419)	(9,572)	–	656,963
	Other NEOs	385,605	(24,053)	32,323	(1,051)	(4,743)	–	388,081

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Performance Measures. The charts below show, for the past three years, the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; and (ii) the Company’s net income.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 123	95	98
Net Income (Loss)		$ 14,840,000	9,780,000	10,060,000.00
PEO Name		Laura F. Clark
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (142,482)	0	(75,870)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		172,255	0	101,956
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,802	(3,986)	(2,419)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,094	2,894	(9,572)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(58,991)	0	(24,053)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		71,422	0	32,323
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,118	(1,333)	(1,051)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,473	$ 1,101	$ (4,743)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0